UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22062

A T Fund of Funds TEI
(Exact name of registrant as specified in charter)

300 Pacific Coast Highway, Suite 305
Huntington Beach, California 92648
(Address of principal executive offices) (Zip code)

Alexander L. Popof, Treasurer
300 Pacific Coast Highway, Suite 305
Huntington Beach, California 92648
 (Name and address of agent for service)

(714) 969-0521
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2008

Date of reporting period:  September 30, 2007

Item 1. Report to Stockholders.

A T FUND OF FUNDS TEI

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2007

A T Fund of Funds TEI
STATEMENT OF ASSETS AND LIABILITIES
AS OF SEPTEMBER 30, 2007 (UNAUDITED)

ASSETS
Cash		$100,068
Receivables:
Interest		204
Receivable from administrator		4,468
		104,740

LIABILITIES
Accrued expenses:
Administration fees		2,718
Trustees' fees		1,750
		4,468

NET ASSETS		$100,272

COMPONENTS OF NET ASSETS
Paid-in capital		$100,000
Distributable earnings
Accumulated net invesment income (loss)	272
Total distributable earnings		272
NET ASSETS		$100,272

SHARES OUTSTANDING		1,000
NET ASSET VALUE, Offering and Redemption Price Per Share
(unlimited shares authorized, $0.01 par value per share):
Based on net assets of $100,272 and 1,000 shares outstanding
		$100.27

See Notes to Financial Statements.

A T Fund of Funds TEI
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Interest	$272
Dividends	-
272
EXPENSES
Organizational costs	90,000
Administration fees	2,718
Trustees' fees	1,750
Total expenses	94,468
Less: fees waived and expenses reimbursed	(94,468)
Total expenses net of fee waiver and expense reimbursement	-
NET INVESTMENT INCOME (LOSS)	$272

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$272

See Notes to Financial Statements.

A T Fund of Funds TEI
STATEMENT OF CHANGES IN NET ASSETS

For the Period
Ended September 30,
( Unaudited)
2007
OPERATIONS
Net investment income (loss)	$272

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	100,000
Payments from shares redeemed	-
Repurchase fees	-
Increase (decrease) from capital share transactions	100,000

Increase (decrease) in net assets	100,272

NET ASSETS
Beginning of period	-
End of period (a)	$100,272

SHARE TRANSACTIONS
Sale of shares	1,000
Redemption of shares	-
Incresase (decrease) in shares	1,000

(a) End of period net assets includes accumulated net investment income of $272.

See Notes to Financial Statements.

A T Fund of Funds TEI
FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

April 12, 2007(a)
through
September 30,
2007
(Unaudited)
NET ASSET VALUE, Beginning of Period	$100.00

INVESTMENT OPERATIONS
Net investment income / (loss)	0.27
Net realized and unrealized gains / (losses)	-
Total from investment operations	0.27
Repurchase fee	-
NET ASSET VALUE, End of Period	$100.27
TOTAL RETURN (b)	0.27%

RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000's omitted)	$100
Ratios to average net assets: (c)
Expenses	0.00%
Expenses, excluding reimbursement/waiver of fees	188.83%
Net investment income (loss)	0.54%
PORTFOLIO TURNOVER RATE (b)	0%

(a) Date of formation.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.

See Notes to Financial Statements.

A T FUND OF FUNDS TEI
NOTE TO FINANCIAL STATEMENTS
September 30, 2007 (Unaudited)

Note 1. Organization

A T Fund of Funds TEI (the Trust) is a Delaware statutory trust, which was formed on April 12, 2007, and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a closed-end management investment company. The Trust’s investment objective is to seek risk-adjusted, fixed-income, absolute returns. The Trust will invest substantially all of its assets in A T Fund of Funds Ltd. (the Offshore Fund), a Cayman Islands exempted company, that will in turn invest substantially all of its assets i n A T Fund of Funds (the Master Fund), the sole series of A T Funds Investment Trust, which is also registered under the 1940 Act as a closed-end, nondiversified, management i nvestment company and has the same investment objective and strategies as the Offshore Fund and the Trust. The Trust is designed solely for investment by tax-exempt and tax-deferred investors. The Trust (through its indirect investment in the Master Fund) operates as a “fund of hedge funds.” The Trust is authorized to issue an unlimited number of shares.  As of September 30, 2007 the Trust had not made any indirect investments in the Master Fund.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by t h e Trust.  These policies are in conformity with U.S. generally accepted accounting principles (U.S. GAAP).

Use of Estimates

The accompanying financial statements are prepared in accordance with U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management t o make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Net Asset Value

The value of the Trust’s net assets is determined as of the last business day of each calendar month in accordance with the valuation procedures established by the Board of Trustees. The net value of the Trust’s investment in the Offshore Fund and its indirect investment in the Master Fund is dependent on the valuation of other funds in which the Master Fund is invested (the Portfolio Funds). The Master Fund’s investments in the Portfolio Funds are carried at fair value whereby the Master Fund generally records the i nvestments at cost and, on an ongoing basis, the investments are adjusted to reflect the Master Fund’s share of the income or losses, and additional subscriptions to, or withdrawals from, the Portfolio Funds. Due to the inherent uncertainty of the valuation of  the Portfolio Funds, the value may differ from the value that would have been used had a ready market for the Portfolio Funds interests existed. The Portfolio Funds invest primarily in relative value, market neutral strategies in the fixed-income markets and carry their investments at fair value. Accordingly, the Trust’s indirect investments in the Portfolio Funds are subject to the same risks to which the Portfolio Funds are subject,  including interest rate risk, market risk, concentration of credit risk and foreign currency fluctuations.

The Trust’s ability to make withdrawals from its investment in the Offshore Fund and its indirect investment in the Master Fund is subject to certain restrictions placed on the Master Fund by the Portfolio Funds.  These restrictions vary for each respective Portfolio Fund and include notice requirements for withdrawals, limitations on the dollar amount of withdrawals at any one time, and various additional restrictions.

Federal Income Taxes

The Trust intends to be treated as a partnership for tax purposes. Accordingly, the shareholders will report their pro rata shares of the Trust’s income or losses in their respective tax returns. Therefore, no federal income tax provision is required.

Effective September 28, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109, “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

Organization Costs

Expenses incurred in connection with establishing the Trust aggregated approximately $90,000, which were paid by the Administrator on behalf of the Trust. These costs were expensed as incurred.

Offering Costs

The Trust incurred approximately $55,000 in offering costs. Such costs were paid by the Administrator and were not charged to the sales proceeds of the shares offered.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 414-765-6149 and on the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the twelve-month period ended June 30, is available without charge and upon request, by calling 414-765-6149 and on the SEC’s website at www.sec.gov.

Statement of Additional Information

The Fund’s Statement of Additional Information includes additional information about t h e Fund’s Trustees and is available, without charge, upon request by calling 414-765-6149.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge and upon request, on the SEC’s website at www.sec.govo r may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Trustees and Officers of the Trust

The Board is responsible for overseeing the Trust’s business affairs and exercising all the Trust’s powers except those reserved for shareholders. The following tables give n i formation about each Board member and certain officers of the Trust. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is 300 Pacific Coast Highway, Suite 305, Huntington Beach, CA 92648. Each Trustee oversees the Trust and A T Funds Investment Trust. Mr. Torline is considered a non-independent Trustee due to his position as Chief Executive Officer and member of the Management Committee of Allegiance Investment Management, LLC, the Trust’s administrator. No Trustee is a director of any other public company or registered investment company.

	Position(s) with	Length of	Principal Occupation(s)
Name, Age and Address	the Trust	Time Served	During Past 5 Years
Independent Trustees

Mason D. Haupt	Independent	Since 2007	Private Investor (2006-present). Partner, Five
Born: 1955	Trustee		Mile Capital Partners. In charge of the
Housatonic Fund, a relative value, fixed
i n come hedge fund (2003-2006). Private
Investor (2002-2003).
Laurie M. O’Loughlin	Independent Trustee	Since 2004	Various positions with Merrill Lynch (1997-
Born: 1959			2002), including Managing Director and
Global Head of Credit Products for Market
Risk Management, Merrill Lynch – Capital
Markets Division (1998-2002) and European
Head of Debt Products for Market Risk
Management, Merrill Lynch – London U.K.
(1996-1998).
J. Stephan Rapp	Independent Trustee	Since 2004	Real Estate Developer and Member,
Born: 1943			Development Corp. of Greenwich, LLC
(2003 – present); President, Parrot Properties,
Inc. (1998 – present).
Non-Independent Trustees

Mark G. Torline	Trustee and Chief	Since 2004	Chief Executive Officer, Allegiance
Born: 1956	Executive Officer		Investment Management, LLC (the
Administrator to the Fund) (1993 – present);
Treasurer and Secretary of Allegiance
Investment, LLC (the administrator to the
Fund) (1993 – 2004).

Officers

Alexander L. Popof	Chief Financial Officer,	Since 2004	Chief Financial Officer, Allegiance
Born: 1955	Vice President,		Investment Management, LLC (the
	Secretary and Treasurer		Administrator of the Fund) (2004 – present);
Chief Operating Officer and Chief Financial
Officer, Hopkins Real Estate Group (2002 –
2004); Chief Financial Officer, Catellus
Residential Group (1999 – 2001).
Sharon M. Goldberg	Chief Compliance	Since 2004	Chief Compliance Officer and Director of
Born: 1959	Officer and Assistant		Operations, Allegiance Investment
	Secretary		Management, LLC (the Administrator of the
Fund) (2001 – present); Operations Manager,
Pacific Life Insurance Co. (1999 – 2001).

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund will invest substantially all of its assets in A T Fund of Funds Ltd. (the “Offshore Fund”), a Cayman Islands exempted company, that will in turn invest substantially all of its assets in A T Fund of Funds (the “Master Fund”), the sole series of A T Funds Investment Trust, which is registered under the 1940 Act as a closed-end, non-diversified, management investment company. The Fund (through its indirect investment in the Master Fund) operates as a “fund of hedge funds.”

Whenever the Fund as a shareholder in the Master Fund, through the Offshore Fund, is requested to vote on matters pertaining to the Master Fund (other than the termination of the Master Fund’s business, which may be determined by the Board of Trustees of the Master Fund without shareholder approval), the Offshore Fund will pass voting rights to the Fund, and the Fund will hold a meeting of the shareholders and vote its interest in the Master Fund, through the Offshore Fund, for or against such matters proportionately to the instructions to vote for or against such matters received from the shareholders. Thus, the Offshore Fund will not vote on Master Fund matters requiring a vote of Master Fund shareholders without the instruction of Fund Shareholders. The Fund shall vote Shares for which it receives no voting instructions in the same proportion as the Shares for which it receives voting instructions.

The Master Fund delegates proxy voting decisions to the Adviser, which follows its Proxy Voting Policy and Procedures to vote the Master Fund’s proxies. The policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities are incorporated by reference to Amendment No. 3 to the Master Fund’s Registration Statement on Form N-2, File No. 811-21655, filed on April 4, 2005.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

As of the date of the filing of this Report on Form N-CSR, Messrs. Dennis Rhee and Yung Lim are primarily responsible for the management of the Master Fund’s portfolio.

DENNIS RHEE Dennis Rhee is a Managing Member of the Master Fund’s Subadviser and a member of the Master Fund’s Subadviser Investment Executive Committee.  Mr. Rhee co-founded the Master Fund’s Subadviser with Yung Lim in August 2002.  Mr. Rhee is responsible for new manager due diligence, business development, and investor relations, and jointly supervises all aspects of the Master Fund’s Subadviser activities.

Mr. Rhee has over nineteen years of Wall Street experience in various capacities in management, sales and trading, derivatives structuring, portfolio management, risk management and designing of electronic trading systems.

Mr. Rhee served as senior vice president and head of Mortgage Backed Securities trading at Pedestal, a Reuters and Deutsche Bank sponsored electronic trading startup (February 2000 to August 2001).  Mr. Rhee worked closely with Yung Lim to create a successful online fixed income operation.  Mr. Rhee managed all aspects of Pedestal's most profitable business units, from sales and trading to negotiating strategic alliances and deals with investment banks, buy-side firms, hedge funds, and mortgage originators.  Day to day business and technical operations of the securities trading unit ultimately reported to Mr. Rhee.

Mr. Rhee was head of product management at Deutsche Bank's fixed income electronic trading division (Nov 1997 to Feb 2000) where he was responsible for new product development and sales and marketing.  Mr. Rhee initiated and established the strategic alliance between Deutsche Bank and Pedestal.  Mr. Rhee was also part of the mortgage-backed securities trading department as a trader.

Mr. Rhee gained his asset management and entrepreneurial experience at Dongsuh Securities (March 1996 to July 1997), Korea's largest securities firm at the time.  At Dongsuh, Martin Lee, an ex-Goldman colleague, and Mr. Rhee created Asia's very first hedge fund that invested in relative value fixed income strategies.

Upon receiving an MBA from the University of Chicago in 1992, Mr. Rhee joined Goldman, Sachs & Co. in New York as a fixed income derivatives specialist.  At Goldman (July 1992 to March 1996), Mr. Rhee generated top revenues in his peer group, and was then selected to head up Korea's country coverage and relocated to Goldman's Hong Kong office.

Mr. Rhee has a MBA in Finance from the University of Chicago's Graduate School of Business and a BA in Government from Cornell University's School of Arts and Sciences in 1986.

YUNG LIM Yung Lim is a Managing Member of the Master Fund’s Subadviser and a member of the Master Fund’s Subadviser Investment Executive Committee.  Mr. Lim co-founded the Master Fund’s Subadviser with Dennis Rhee in August 2002.  Mr. Lim is responsible for portfolio allocation decisions, portfolio risk analysis, manager due diligence, and jointly supervises all aspects of the Master Fund’s Subadviser activities.

Mr. Lim has over twenty years of experience in the fixed income markets.  His experiences include investment advisory for sophisticated portfolio strategies, advanced risk management, consulting for large fixed income institutional investors, trading analysis of complex mortgage-backed securities (MBS)/asset-backed securities (ABS) products, and developing and implementing new business initiatives.

In March 1997, Mr. Lim founded Pedestal to provide a comprehensive electronic platform serving the mortgage market (March 1997 to August 2001).  Mr. Lim guided the growth of Pedestal first as CEO and later as Chairman, making Pedestal a recognized name in the mortgage market for electronic trading.  Pedestal's growth accelerated with equity financing from Reuters, Deutsche Bank and Battery Ventures, combined with strategic agreements with Deutsche Bank, Wells Fargo and Reuters.

Mr. Lim was a senior consultant for Andrew Davidson & Co. (July 1992 to February 1997), a premier consulting and investment advisory firm specializing in fixed income markets and performing advisory work for major financial institutions.  In addition to investment strategy and risk management work, his consulting services also addressed general corporate strategy issues.  He also developed and marketed advanced analytical tools for mortgages.

Mr. Lim spent six years at Merrill Lynch (April 1987 to June 1992), working in various roles focused on the mortgage and asset-backed markets.  He was the vice president in charge of risk management for Merrill's mortgage desk, consistently one of the top three MBS/ABS dealers, managing the risk of $5 billion in trading inventory.  Prior to this role, he served a key senior portfolio strategist in the mortgage department, responsible for providing investment advice to major institutional clients.  He evaluated clients' portfolios and balance sheets using advanced analytical tools and worked with traders and customers in generating appropriate trading strategies.  During his initial years at Merrill, Mr. Lim served as a senior research analyst working on deal structuring and pricing as well as marketing of mortgage derivatives.  He also authored numerous research publications including a comprehensive monthly publication on the mortgage and asset-backed markets.

Mr. Lim has co-authored a book on advanced valuation and analysis techniques for mortgage securities titled "Collateral Mortgage Obligations," by Davidson, Ho, and Lim. He has also published various articles in major fixed-income publications, including "Bond and Mortgage Markets," edited by Frank Fabozzi.  Mr. Lim has an MBA from the University of Chicago and BS in Electrical Engineering from the California Institute of Technology.

PORTFOLIO MANAGEMENT OF THE MASTER FUND

Material Conflicts Related to Management of Similar Accounts. The Master Fund’s Portfolio Manager, Treesdale Partners, LLC, also provides investment advice to the Treesdale Fixed Income Fund, Ltd., Treesdale Fixed Income Fund, LP, and various other funds of hedge funds (collectively, the "Treesdale Funds") which focus on relative value strategies in the fixed income sector, having investment objectives generally similar to those of the Master Fund. The Master Fund Portfolio Manager's relationship with other pooled investment vehicles creates a number of conflicts of interest that are highlighted within the offering documents for each of the Treesdale Funds.

Other Accounts Managed by the Master Fund’s Portfolio Managers. The chart below includes information regarding the Master Fund's Portfolio Managers, as of December 1, 2007.  Specifically, it shows the number of other portfolios and assets, excluding the Master Fund, managed by the Master Fund’s portfolio managers.

PORTFOLIO MANAGERS	REGISTERED INVESTMENT COMPANIES ($)	OTHER POOLED INVESTMENT VEHICLES ($)	OTHER ACCOUNTS ($)
Yung Lim & Dennis Rhee	0	2,066,000,000 (16 accounts)	385,000,000 (1 account)

COMPENSATION FOR THE MASTER FUND’S PORTFOLIO MANAGERS

Yung Lim and Dennis Rhee, are the managing members and owners (the "Managing Members") of the Master Fund’s Portfolio Manager and are compensated by the Master Fund’s Portfolio Manager's ownership of A T Funds, LLC and from fees collected from the Treesdale Funds. The Master Fund’s Portfolio Manager pays the Managing Members a fixed base annual salary along with a performance-based bonus.

A T Funds, LLC collects a fixed management fee from the Master Fund, the sole series of A T Funds Investment Trust (as described within the Private Placement Memorandum for the Fund). The Mater Fund’s Portfolio Manager also collects incentive and management fees from the Treesdale Funds (as described within the Confidential Offering Memorandums for each of the Treesdale Funds).

OWNERSHIP OF SECURITIES OF THE MASTER FUND

As of September 30, 2007, Messrs. Rhee and Lim each beneficially own (via indirect ownership of A T Funds, LLC) 250 shares of the Master Fund, valued in the range of $10,001-$50,000.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.  No purchases to report.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not accept nominees to the board of directors from shareholders.

Item 11. Controls and Procedures.

(a)
The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable to semi-annual reports

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) A copy of each written solicitation to purchase securities under Rule
23c-1 of the Investment Company Act of 1940 as amended. Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  A T Funds Investment Trust

By (Signature and Title)*      /s/ Mark G. Torline
                                                        Mark G. Torline
                                                        Chief Executive Officer

Date                   12/7/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Mark G. Torline
                                                        Mark G. Torline
                                                        Chief Executive Officer

Date                   12/7/07

By (Signature and Title)*      /s/ Alexander L. Popof
                                                        Alexander L. Popof
                                                        Chief Financial Officer

 Date                   12/7/07

* Print the name and title of each signing officer under his or her signature.